Basis of Preparation - Summary of Impact of Transition to IFRS 15 on Deficit (Detail) - CAD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deficit	$ (103,925)	$ (139,699)	$ (102,878)
Adjustment on initial application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred revenue adjustment, net of tax (Note 18)	$ (1,047)
Deficit		$ (2,514)